                        SUPPLEMENT TO MAINSAIL PROSPECTUS
                         SUPPLEMENT DATED APRIL 29, 2005
                 TO PROSPECTUS DATED MAY 1, 1998 AS SUPPLEMENTED

    THE DISCLOSURE SET FORTH BELOW REPLACES THE INFORMATION UNDER THE HEADING
      "SUMMARY OF CONTRACT EXPENSES" FOUND IN THE PROSPECTUS AND ANY PRIOR
                                  SUPPLEMENTS.

                    SYMETRA SEPARATE ACCOUNT C EXPENSE TABLE

OWNER TRANSACTION EXPENSES (See Note 2)

Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
   No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:

           year 1          7%
           year 2          6%
           year 3          5%
           year 4          4%
           year 5          3%
           year 6          2%
           year 7+         0%

Withdrawal Charge
   No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal.

Transfer Charge
   No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
   $30 per contract per contract year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                       1.25%
Asset Related Administration Charge                     0.15%
                                                        -----
Total Separate Account Annual Expenses                  1.40%
                                                        =====

PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2004. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

                                                                                                                NET TOTAL ANNUAL
                                                                                                CONTRACTUAL    PORTFOLIO OPERATING
                                                                                      TOTAL    EXPENSE WAIVER  EXPENSES (AFTER ANY
             PORTFOLIO EXPENSES                  MANAGEMENT  DISTRIBUTION   OTHER     ANNUAL        OR          REIMBURSEMENT AND
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)          FEES        FEES       EXPENSES  EXPENSES  REIMBURSEMENT   WAIVER AGREEMENTS)
----------------------------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities VCT Portfolio --
     Class I Shares (1)                            0.74%       None         0.06%     0.80%       -0.01%             0.79%
Pioneer Fund VCT Portfolio - Class I Shares        0.65%       None         0.06%     0.71%           -              0.71%
Pioneer Mid Cap Value VCT Portfolio - Class I
     Shares                                        0.65%       None         0.07%     0.72%           -              0.72%
Pioneer Bond VCT Portfolio -- Class I Shares (1)   0.50%       None         0.23%     0.73%       -0.11%             0.62%
Pioneer Money Market VCT Portfolio - Class I
     Shares                                        0.50%       None         0.24%     0.74%           -              0.74%

Federated High Income Bond Fund II - Primary
     Shares                                        0.60%       0.25%(2)     0.14%     0.99%       -0.25%(3)          0.74%(3)
Federated Capital Income Fund II                   0.75%(4)    0.25%(5)     0.42%(6)  1.42%           -              1.42%
ING VP Emerging Markets Fund                       0.85%       None         0.39%(7)  1.24%       +0.05%(8)          1.29%
ING VP Natural Resources Trust                     1.00%       None         0.33%     1.33%           -              1.33%
American Century Investments VP Balanced Fund      0.90%       None         0.00%     0.90%           -              0.90%
American Century Investments VP International
     Fund                                          1.33%       None         0.01%     1.34%           -              1.34%
Wanger U.S. Smaller Companies                      0.91%(9)    None         0.08%     0.99%           -              0.99%

    The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

(1) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.01% (Pioneer Small Cap Value II VCT Portfolio), 0.79% (Pioneer Growth Opportunities VCT Portfolio), and 0.62% (Pioneer Bond VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(2) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005.

(3) The percentages shown are based on expenses for the entire year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

(4) The Adviser reimbursed certain operating expenses of the Fund. This voluntary reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.61% for the fiscal year ended December 31, 2004.

(5) The Fund's Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(6) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended December 31, 2004.

(7) ING Funds Services, LLC received an annual administration fee equal to 0.10% of average daily net assets.

(8) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupments by ING Investments, LLC within three years. The expense limit will continue through at May 1, 2006. Please see the underlying portfolio prospectus for more information.

(9) Management fees have been restated to reflect contractual changes to the management fee for the Fund as of February 10, 2005. Previously, the Adviser had waived a portion of its fees so that those fees were retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.

EXPLANATION OF EXPENSE TABLE

1. The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the contract. The Expense Table reflects expenses of the Separate Account as well as the portfolios. Changes to the portfolio expenses affect the results of the expense Examples in your prospectus and any previous supplements. Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.

2. There are situations where all or some of the owner transaction expenses do not apply. See "Deductions Under the Contracts" for a complete discussion.


   PLEASE NOTE THAT EFFECTIVE JULY 15, 2005, SYMETRA LIFE INSURANCE'S PHYSICAL
                           ADDRESS WILL BE CHANGED TO:
                         SYMETRA LIFE INSURANCE COMPANY
                                777 108TH AVE. NE
                               BELLEVUE, WA 98004